Events After the Reporting Period - Additional Information (Detail) - KRW (₩) ₩ in Millions			12 Months Ended
	Mar. 25, 2024	Feb. 07, 2024	Dec. 31, 2023	Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [line items]
Purchase of treasury shares		₩ 27,100	₩ 300,243	₩ 190,105
Treasury Stocks Transactions [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of treasury stocks retired	695,775